PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Agricultural Products 1.5%
Bunge Global SA	71,747	$5,462,099
Darling Ingredients, Inc.*	120,923	4,529,776
		9,991,875
Coal & Consumable Fuels 5.6%
Cameco Corp. (Canada)(a)	689,118	34,069,994
NexGen Energy Ltd. (Canada)*	364,025	2,376,989
		36,446,983
Construction & Engineering 1.2%
MasTec, Inc.*	55,624	8,070,486
Copper 4.9%
ERO Copper Corp. (Brazil)*	1,308,085	17,514,937
Lundin Mining Corp. (Chile)	1,799,749	14,216,203
		31,731,140
Diversified Metals & Mining 11.4%
Glencore PLC (Australia)*	3,485,021	15,056,860
Hudbay Minerals, Inc. (Canada)	3,017,701	24,874,984
Ivanhoe Electric, Inc.*(a)	618,061	3,658,921
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	2,252,281	24,191,080
Lifezone Metals Ltd. (United Kingdom)*	452,817	2,648,979
Solaris Resources, Inc. (Canada)*	1,036,340	3,322,905
		73,753,729
Electrical Components & Equipment 0.4%
Freyr Battery, Inc. (Norway)*(a)	1,217,356	2,288,629
Fertilizers & Agricultural Chemicals 4.3%
CF Industries Holdings, Inc.	131,072	12,086,149
Corteva, Inc.	239,509	15,632,753
		27,718,902
Gold 10.4%
Agnico Eagle Mines Ltd. (Canada)(a)	490,268	45,565,508

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Eldorado Gold Corp. (Turkey)*	788,109	$12,010,781
Endeavour Mining PLC (Burkina Faso)	472,867	9,725,114
		67,301,403
Heavy Electrical Equipment 1.6%
GE Vernova, Inc.	28,127	10,487,996
Industrial Machinery 2.8%
Chart Industries, Inc.*(a)	85,842	18,163,309
Integrated Oil & Gas 12.7%
Chevron Corp.	60,948	9,092,832
Exxon Mobil Corp.	249,882	26,694,894
Shell PLC, ADR	507,815	33,439,618
TotalEnergies SE (France), ADR	227,592	13,207,164
		82,434,508
Oil & Gas Equipment & Services 12.7%
Cactus, Inc. (Class A Stock)	115,812	6,915,135
Expro Group Holdings NV*	549,662	6,942,231
Flowco Holdings, Inc. (Class A Stock)*	70,000	1,960,000
Technip Energies NV (France)	582,926	16,514,402
TechnipFMC PLC (United Kingdom)	1,106,282	33,243,774
Vallourec SACA (France)*	892,292	16,948,584
		82,524,126
Oil & Gas Exploration & Production 20.3%
ARC Resources Ltd. (Canada)	720,416	12,337,809
California Resources Corp.	213,336	10,496,131
Crescent Energy Co. (Class A Stock)	373,768	5,628,946
Diamondback Energy, Inc.	170,065	27,951,883
EQT Corp.	454,509	23,234,500
Expand Energy Corp.	213,983	21,740,673
Gulfport Energy Corp.*	34,702	6,194,654
Kosmos Energy Ltd. (Ghana)*	966,828	3,074,513
Permian Resources Corp.	1,363,850	19,980,403
Sintana Energy, Inc. (Canada)*	637,992	329,235
Sintana Energy, Inc. (Canada), Reg D*(x)	1,304,999	673,444
		131,642,191

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Refining & Marketing 1.6%
Valero Energy Corp.	78,808	$10,481,464
Oil & Gas Storage & Transportation 6.4%
Cheniere Energy, Inc.	82,666	18,488,251
Williams Cos., Inc. (The)	420,445	23,305,266
		41,793,517
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^(x)	523,100	65
Semiconductors 1.1%
First Solar, Inc.*	42,550	7,127,976
Steel 0.5%
Vale SA (Brazil), ADR(a)	364,053	3,382,052

Total Long-Term Investments (cost $541,886,198)		645,340,351

Short-Term Investments 7.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	3,489,938	3,489,938
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $45,167,249; includes $45,073,401 of cash collateral for securities on loan)(b)(wb)	45,195,005	45,167,888

Total Short-Term Investments (cost $48,657,187)		48,657,826

TOTAL INVESTMENTS 106.9% (cost $590,543,385)		693,998,177
Liabilities in excess of other assets (6.9)%		(44,995,810)

Net Assets 100.0%		$649,002,367

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $65 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,412,373; cash collateral of $45,073,401 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	11/27/07	$4,469,143	$65	0.0%
Sintana Energy, Inc. (Canada), Reg D*	06/03/11	20,701,233	673,444	0.1
Total		$25,170,376	$673,509	0.1%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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